T. ROWE PRICE Maryland Tax-Free Bond Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
DISTRICT OF COLUMBIA 2.7%
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  6,650 6,967
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/38  3,000 3,049
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/39  2,280 2,302
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/30  5,525 6,045
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31  7,800 8,506
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  1,750 1,897
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  2,975 3,225
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  3,250 3,501
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/34  2,275 2,439
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  21,090 22,109
60,040
GEORGIA 0.5%
Bartow County Dev. Auth., VRDN, 1.40%, 11/1/62 (1) 5,000 5,000
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
1.45%, 11/1/52 (1) 4,645 4,645
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
1.60%, 11/1/52  2,200 2,200
11,845
MARYLAND 91.3%
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 4.90%, 7/1/30  1,310 1,303
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.125%, 7/1/36  2,285 2,289
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.25%, 7/1/44  4,150 4,154
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/23  240 243
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  470 476
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/25  580 587
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/32  4,285 4,336

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  175 175
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,557
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,970 4,972
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,340 5,003
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/47  9,230 9,252
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/35  4,615 5,359
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/36  5,130 5,573
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/37  1,100 1,155
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/38  2,000 2,129
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,250
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,826
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41  3,105 3,239
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,512
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  4,125 4,353
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,175 4,558
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 4,523
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  10,830 11,392
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  27,800 30,179
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,513
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37  6,480 7,018
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44  11,250 11,335
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35  1,445 1,511
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/37  1,805 1,926

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/39  1,125 1,195
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40  12,345 12,806
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/40  2,125 2,252
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/41  1,655 1,817
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/42  3,105 3,237
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/43  2,105 2,250
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45  12,925 13,352
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/46  5,375 5,654
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/47  1,780 1,934
Anne Arundel County, Consolidated Water & Sewer, Series 2017,
GO, 5.00%, 10/1/38  2,125 2,263
Anne Arundel County, Consolidated Water & Sewer, Series 2018,
GO, 5.00%, 10/1/47  5,000 5,317
Anne Arundel County, Consolidated Water & Sewer, Series 2020,
GO, 5.00%, 10/1/38  2,470 2,742
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,245
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 9,686
Anne Arundel County, Sewer Improvements, GO, 5.00%, 10/1/43  10,830 11,430
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/33  2,600 2,733
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34  7,655 8,025
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 8,006
Baltimore County, GO, 4.00%, 3/1/39  3,025 3,100
Baltimore County, GO, 4.00%, 3/1/40  3,580 3,641
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
2/1/34  7,750 7,826
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41  4,255 4,369
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44  8,400 8,604
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  10,000 10,434
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 621

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/39  4,415 4,481
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/41  3,215 3,239
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42  9,595 9,663
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/44  11,595 11,654
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,705
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/48  5,365 5,366
Baltimore County, Oak Crest Village, 4.00%, 1/1/38  845 786
Baltimore County, Oak Crest Village, 4.00%, 1/1/39  600 553
Baltimore County, Oak Crest Village, 4.00%, 1/1/40  755 692
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  6,115 5,415
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  3,350 2,876
Baltimore County, Oak Crest Village, 5.00%, 1/1/23  450 451
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  855 870
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  1,065 1,098
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,050 1,095
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,235 1,286
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,076
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,040 1,080
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  7,345 7,527
Baltimore County, Riverwood Village, 4.00%, 1/1/34  235 239
Baltimore County, Riverwood Village, 4.00%, 1/1/37  130 129
Baltimore County, Riverwood Village, 4.00%, 1/1/50  8,500 8,075
Baltimore, Center/West Dev., Series A, 5.375%, 6/1/36  1,000 1,003
Baltimore, Center/West Dev., Series A, 5.50%, 6/1/43  1,450 1,454
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/23  410 415
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 606
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 385
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 533
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,246
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 954
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 527
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 424
Baltimore, East Baltimore Research Park, Series A, 5.00%, 9/1/38  1,865 1,862
Baltimore, Harbor Point Project, 4.50%, 6/1/33  400 382
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 2,021
Baltimore, Harbor Point Project, 4.875%, 6/1/42  875 811
Baltimore, Harbor Point Project, 5.00%, 6/1/36  2,550 2,554
Baltimore, Harbor Point Project, 5.00%, 6/1/51  5,700 5,347
Baltimore, Harbor Point Project, 5.125%, 6/1/43  8,200 8,050
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (2) 220 190

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32 (2) 250 212
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33 (2) 270 226
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (2) 650 516
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (2) 4,000 3,048
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (2) 325 273
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (2) 450 364
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (2) 670 523
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/27
(Prerefunded 1/1/24) (3) 525 539
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/30
(Prerefunded 1/1/24) (3) 1,450 1,488
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/43
(Prerefunded 1/1/24) (3) 4,570 4,688
Baltimore, Wastewater Project, Series D, 5.00%, 7/1/29
(Prerefunded 1/1/24) (3) 1,330 1,364
Baltimore, Wastewater Project, Series D, 5.00%, 7/1/30
(Prerefunded 1/1/24) (3) 2,895 2,970
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (4)(5) 290 307
Baltimore, Water Project, Series B, 5.00%, 7/1/31 (Prerefunded
1/1/24) (3) 3,865 3,965
Baltimore, Water Project, Series B, 5.00%, 7/1/38 (Prerefunded
1/1/24) (3) 1,190 1,221
Brunswick, Brunswick Crossing Special Taxing Dist., 3.00%,
7/1/24  475 466
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  960 930
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,548 1,555
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48  1,135 1,135
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/31  4,395 4,523
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/32  2,000 2,033
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/33  1,815 1,831
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/34  1,000 1,008
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/36  1,600 1,600
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/37  1,200 1,192
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/39  585 570
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/40  1,155 1,110

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/25  1,000 1,049
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/27  1,550 1,670
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/28  2,645 2,889
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/29  2,545 2,815
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/30  2,000 2,240
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,307
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,190 1,199
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,140 10,153
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  4,025 4,083
Harford County, Beechtree Estates Project, 4.00%, 7/1/36  750 752
Harford County, Beechtree Estates Project, 4.00%, 7/1/40  885 850
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,481
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,425 4,969
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/29  1,055 1,134
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/30  1,035 1,110
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/31  750 803
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/32  550 586
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/37  7,350 7,716
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/42  5,000 5,218
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/46  10,000 10,386
Howard County, Annapolis Junction Town Center Project, 5.80%,
2/15/34  725 705
Howard County, Annapolis Junction Town Center Project, 6.10%,
2/15/44  1,425 1,371
Howard County, Consolidated Public Improvement, Series A, GO,
4.00%, 8/15/36  6,610 6,852
Howard County, Consolidated Public Improvement, Series A, GO,
4.00%, 8/15/37  5,000 5,163
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2) 480 463
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34 (2) 1,000 922

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39 (2) 1,000 910
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2) 2,300 2,011
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (1) 2,080 2,084
Maryland CDA, 4.65%, 9/1/37 (6) 6,000 6,166
Maryland CDA, 4.95%, 9/1/42 (6) 4,500 4,627
Maryland CDA, 6.00%, 3/1/53 (6) 7,000 7,605
Maryland CDA, Series A, 3.00%, 9/1/51  14,230 13,781
Maryland CDA, Series A, 3.75%, 3/1/50  12,775 12,689
Maryland CDA, Series A, 4.50%, 9/1/48  7,835 7,944
Maryland CDA, Series A, 5.00%, 9/1/52  5,000 5,181
Maryland CDA, Series B, 3.00%, 9/1/51  35,290 34,025
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 8,836
Maryland CDA, Series C, 2.60%, 1/1/42  1,880 1,380
Maryland CDA, Series C, 3.50%, 3/1/50  3,980 3,929
Maryland CDA, Series C, 5.00%, 9/1/26  375 402
Maryland CDA, Series C, 5.00%, 9/1/27  770 835
Maryland CDA, Series C, 5.00%, 9/1/28  1,160 1,273
Maryland CDA, Series C, 5.00%, 9/1/29  2,425 2,671
Maryland CDA, Series C, 5.00%, 3/1/30  740 812
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,641
Maryland CDA, Series C, 5.15%, 7/1/42 (6) 2,500 2,617
Maryland CDA, Series F, 5.00%, 7/1/48  980 985
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,954
Maryland DOT, COP, 5.00%, 10/15/23 (1) 1,035 1,037
Maryland DOT, Series B, 4.00%, 8/1/39 (1) 2,340 2,232
Maryland DOT, Series B, 4.00%, 8/1/40 (1) 2,975 2,816
Maryland DOT, Series B, 4.00%, 8/1/41 (1) 3,125 2,951
Maryland DOT, Series B, 4.00%, 8/1/51 (1) 34,755 30,996
Maryland DOT, Series B, 5.00%, 8/1/31 (1) 1,125 1,225
Maryland DOT, Series B, 5.00%, 8/1/32 (1) 1,420 1,537
Maryland DOT, Series B, 5.00%, 8/1/46 (1) 18,100 18,575
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (1) 3,060 2,749
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (1) 4,800 4,153
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/23 (1) 600 603
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/24 (1) 325 329
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (1) 510 520
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (1) 690 707

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (1) 310 321
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (1) 225 234
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/37  2,295 2,399
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/42  3,970 4,086
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.25%, 12/31/47  5,940 6,181
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.25%, 6/30/53  1,185 1,227
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  2,500 2,306
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/28  400 398
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/29  545 540
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/30  565 557
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/31  590 578
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  815 793
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/33  655 631
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/34  395 377
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  260 245
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/40  2,755 2,474
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/50  12,335 10,274
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  1,340 1,365
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (2) 1,680 1,722
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (2) 2,000 2,036
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 7/1/55  7,690 7,616
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  5,055 4,539
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  3,000 2,609
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/23  1,170 1,179
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/24  1,225 1,250
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/25  1,285 1,324
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 624
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 696
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 516

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 857
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,162
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,063
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,919
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,614
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  7,270 7,142
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  12,830 12,484
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  6,720 7,089
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  7,900 8,421
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (1) 6,400 6,703
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.00%, 6/30/41 (1) 2,850 2,928
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.00%, 12/31/41 (1) 2,500 2,568
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/47 (1) 1,350 1,407
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/52 (1) 2,000 2,074
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55 (1) 37,815 39,033
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  700 701
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/34  1,000 990
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/44 (1) 5,650 5,725
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/49 (1) 15,655 15,793
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  100 100
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/24  465 462
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 405
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,825 1,826
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 177
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,775
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 327
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 376
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 325
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,100 2,045

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 2,906
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 188
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 217
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  1,445 1,486
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,031
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 528
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  500 528
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,350 4,584
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,000 2,102
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  7,155 7,430
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/23 (7) 480 484
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (7) 420 427
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (7) 470 482
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (7) 505 523
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (7) 800 846
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (7) 525 553
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (7) 560 589
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (7) 1,325 1,391
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (7) 705 738
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/23 (7) 2,035 2,049
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/24 (7) 1,700 1,725
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (7) 2,010 2,062
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (7) 1,815 1,878
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/27 (7) 2,280 2,410

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (7) 3,405 3,585
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (7) 3,100 3,258
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/30 (7) 3,915 4,106
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/31 (7) 3,765 3,939
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/35 (7) 9,850 10,181
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/43 (7) 4,560 4,638
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/23  820 819
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  600 593
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/26  635 642
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  500 505
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/31  1,850 1,860
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/35  3,845 3,827
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/39  3,850 3,744
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 4.00%,
7/1/23  910 910
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/27  1,600 1,600
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/33  2,570 2,570
Maryland HHEFA, 4.00%, 7/1/39 (Prerefunded 7/1/24) (3) 2,475 2,525
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 962
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  510 514
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/23  800 801
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/24  545 553
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 941
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  430 448
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 393
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 610
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 586
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,430
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,540 1,615
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  15,605 15,856
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/34  2,565 2,562
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/35  1,780 1,760
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (2) 820 776
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (2) 1,500 1,376
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  280 263
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 809
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  100 105
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,048

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 552
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,040
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,830 2,900
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,835
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  5,000 5,036
Maryland HHEFA, Calvert Health System, 5.00%, 7/1/38
(Prerefunded 7/1/23) (3) 750 759
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,264
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  505 532
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  2,835 2,960
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 15,253
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,700 2,727
Maryland HHEFA, Edenwald Issue, Retirement Fac., 3.125%,
1/1/24  200 199
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/23  905 905
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/29  1,515 1,501
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  945 936
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  875 897
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/26  1,015 1,044
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/27  1,920 1,968
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/28  2,070 2,115
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%, 1/1/37  15,230 15,453
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/40  1,665 1,549
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/45  11,075 10,047
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 10,127
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,448
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  10,190 7,489
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/35  1,200 1,202
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/37  4,380 4,303
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/38  5,105 4,977
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/40  3,265 3,145
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/41  4,740 4,552
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2) 300 301

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2) 1,265 1,198
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2) 1,800 1,632
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2) 1,530 1,392
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (4)(8) 8,390 8,859
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (8) 1,955 1,969
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,163
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (8) 490 494
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%, 7/1/41  5,475 5,484
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%, 7/1/38  6,590 6,635
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,700 1,653
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  500 513
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,120
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,272
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,229
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,137
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  36,350 36,647
Maryland HHEFA, LifeBridge Health, Series 2016, 5.00%, 7/1/47  20,190 20,414
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/32  1,345 1,432
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/33  1,015 1,074
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30  480 485
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33  1,210 1,216
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,294
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/45  7,330 6,781
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27  435 450
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28  500 517
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32  595 614
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45  8,510 8,702
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/24  500 517
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/49  8,440 8,945
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/24  700 707
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/42  2,435 2,266
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/24  250 256
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/25  100 104
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/26  225 236
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/27  850 891
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/28  650 681
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/29  1,295 1,296
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/30  1,020 1,064
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/31  680 708
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/32  710 738

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/33  300 311
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/34  1,005 1,006
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/35  275 284
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/36  650 670
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/42  3,000 3,071
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/47  11,630 11,633
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  500 501
Maryland HHEFA, Maryland Institute College of Art, Series 2016,
5.00%, 6/1/23  250 252
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/25  260 270
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/28  300 314
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/29  315 329
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/34  1,330 1,377
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/36  575 593
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (7) 6,700 7,557
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (8) 16,030 17,455
Maryland HHEFA, MedStar Health, 4.00%, 8/15/45  1,165 1,108
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,234
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 916
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  13,285 13,456
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  7,840 7,140
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,054
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,056
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,893
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  14,870 15,282
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  44,620 45,583
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  885 868
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,017
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,520 10,587
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  1,830 1,887
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,000 1,029
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,200 1,233
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,500 1,534
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/38  6,345 6,442
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  845 839
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,058
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,020
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  16,375 16,520

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  19,035 19,071
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  13,160 12,042
Maryland HHEFA, Peninsula Regional Health System, Series A,
5.00%, 7/1/33  1,200 1,279
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 938
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,225 1,153
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  350 326
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,520 2,320
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  1,525 1,380
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  400 358
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,225
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  825 872
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,205 1,281
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,445
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  4,515 3,891
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  10,385 8,693
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  10,185 8,325
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,482
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 3,000
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,160
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 523
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 1.00%, 7/1/41  770 770
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3) 7,505 7,808
Maryland IDA, McDonogh School, 4.00%, 9/1/43  1,000 955
Maryland IDA, McDonogh School, 4.00%, 9/1/48  1,600 1,472
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/35  1,500 1,526
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/37  4,000 4,002
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/38  4,125 4,106
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/51  6,500 6,071
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/36  1,185 1,197
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/37  2,625 2,627
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/41  3,135 3,042
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/47  5,000 4,739

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  6,270 6,745
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/37  5,250 5,610
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  40,860 44,777
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 14,957
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Unrefunded Balance, Series A,
5.00%, 5/1/47  13,825 14,589
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,521
Maryland Transportation Auth., Series A, 5.00%, 7/1/46  10,775 11,806
Maryland Transportation Auth., Series A, 5.00%, 7/1/51  13,000 14,113
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (1) 3,250 3,212
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/37 (1) 7,530 7,255
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/38 (1) 7,830 7,489
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/39 (1) 8,145 7,718
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/23 (1) 2,440 2,442
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/24 (1) 2,560 2,563
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/25 (1) 2,690 2,692
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/26 (1) 2,820 2,822
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/27 (1) 2,965 2,967
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/30 (1) 4,615 4,943
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/31 (1) 5,895 6,305
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012A, 5.00%, 6/1/28 (1) 2,000 2,136
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2019, 5.00%, 6/1/28 (1) 3,110 3,112
Maryland Transportation Auth., Transportation Fac. Project, 4.00%,
7/1/45  8,170 8,175
Maryland Transportation Auth., Transportation Fac. Project, 4.00%,
7/1/50  5,400 5,220
Maryland, State & Local Facs. Loan, Series A, GO, 4.00%, 3/15/35  16,000 16,672
Montgomery County, Series E, GO, VRDN, 1.05%, 11/1/37  2,400 2,400

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  7,810 7,528
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  2,595 2,599
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,935 4,078
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  30,285 21,525
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,024
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  10,740 10,344
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  22,250 22,626
Montgomery County, Trinity Healthcare, Series 2016MD, 5.00%,
12/1/45  13,955 14,210
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/24  930 945
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/26  505 512
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/27  1,000 1,012
Prince George's County, National Harbor Project, 5.00%, 7/1/31  2,535 2,898
Prince George's County, National Harbor Project, 5.00%, 7/1/32  1,160 1,337
Prince George's County, Westphalia Town Center Project, 5.00%,
7/1/30 (2) 600 601
Prince George's County, Westphalia Town Center Project, 5.125%,
7/1/39 (2) 1,350 1,311
Prince George's County, Westphalia Town Center Project, 5.25%,
7/1/48 (2) 4,500 4,330
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/24  1,785 1,781
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 991
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 764
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 501
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  4,990 4,600
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/23  750 750
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 497
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 495
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,347
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,466
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  1,000 934
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 821
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,371
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,750 1,556
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,182
Saint Mary's County, GO, 4.00%, 8/1/38  1,450 1,492
Saint Mary's County, GO, 4.00%, 8/1/39  1,975 2,011
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,079
Saint Mary's County, GO, 4.00%, 8/1/41  1,000 1,010
Saint Mary's County, GO, 4.00%, 8/1/42  2,220 2,238

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Univ. System of Maryland, Auxiliary Fac. & Tuition, 2022A, 4.00%,
4/1/33  2,885 3,077
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series 2016A,
4.00%, 4/1/33  9,040 9,276
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/34  7,390 7,535
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/47  2,000 1,973
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/51  29,540 28,807
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/28  1,875 1,760
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/29  1,950 1,803
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,248
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 3,930
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 3.00%, 6/1/44  5,845 4,862
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/36  10,000 10,277
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/40 (Prerefunded 6/1/24) (3) 4,155 4,241
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/35  2,225 2,375
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/38  12,585 13,333
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2016, 4.00%, 6/1/42  6,545 6,577
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2014, 4.00%, 6/1/41 (Prerefunded
6/1/24) (3) 5,000 5,103
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2014, 4.00%, 6/1/42 (Prerefunded
6/1/24) (3) 4,980 5,083
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2014, 4.00%, 6/1/43 (Prerefunded
6/1/24) (3) 4,020 4,103
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, Series 2014, 4.00%, 6/1/44 (Prerefunded
6/1/24) (3) 4,100 4,184
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2018, 4.00%, 6/1/41  14,845 14,960
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24) (3) 3,040 3,150

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40
(Prerefunded 7/1/24) (3) 3,020 3,129
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24) (3) 6,570 6,845
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  385 388
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,600 2,631
Westminster, Lutheran Village at Millers Grant, Series A, 6.125%,
7/1/39  1,750 1,770
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  1,665 1,684
2,059,318
MISSISSIPPI 0.1%
Mississippi Business Fin., VRDN, 1.45%, 7/1/25 (1) 3,000 3,000
3,000
NORTH CAROLINA 0.1%
Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN, 1.00%,
1/15/37  2,400 2,400
2,400
PUERTO RICO 4.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9)(10) 11,349 5,164
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (2) 3,400 3,407
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  704 647
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,483
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  9,445 8,209
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  7,717 6,563
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  1,624 1,353
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,208 1,768
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  2,296 1,766
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  1,176 1,181
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,345 2,377
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,705 3,790
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  3,895 3,993

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)(11) 55 40
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (10)(11) 4,690 3,541
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (10)
(11) 850 629
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (10)
(11) 1,925 1,424
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (10)
(11) 85 63
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (10)
(11) 210 155
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 270 198
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 1,045 771
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 340 251
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 415 306
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 55 41
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (10)
(11) 4,990 3,680
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (10)
(11) 45 33
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (10)
(11) 460 340
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (10)
(11) 225 167
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 95 70
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 255 189
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 195 146
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 65 47
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 110 81
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (10)
(11) 1,110 816
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 90 66
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 830 612
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 240 178

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 95 70
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  21,070 19,199
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  13,680 12,946
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  707 615
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  8,792 7,943
Puerto Rico Sales Tax Fin., Restructured, Converted, Series A-2,
4.329%, 7/1/40  4,180 3,776
100,094
Total Investments in Securities 99.1%
(Cost $2,379,460) $ 2,236,697
Other Assets Less Liabilities 0.9% 19,231
Net Assets 100.0% $ 2,255,928
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$29,740 and represents 1.3% of net assets.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Escrowed to maturity
(5) Insured by Financial Guaranty Insurance Company
(6) When-issued security
(7) Insured by Assured Guaranty Municipal Corporation
(8) Insured by AMBAC Assurance Corporation
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Non-income producing
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Valuation Inputs   On November 30, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F87-054Q3 11/22